N-4	Dec. 05, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	TIAA CREF LIFE SEPARATE ACCOUNT VA-1
Entity Central Index Key	0001067490
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
Dimensional VA Equity Allocation Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional VA Equity Allocation Portfolio
Dimensional VA Global Bond Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional VA Global Bond Portfolio
Dimensional VA Global Moderate Allocation Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional VA Global Moderate Allocation Portfolio
Dimensional VA International Small Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional VA International Small Portfolio
Dimensional VA International Value Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional VA International Value Portfolio
Dimensional VA ShortTerm Fixed Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional VA Short-Term Fixed Portfolio
Dimensional VA U.S. Large Value Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional VA U.S. Large Value Portfolio
Dimensional VA U.S. Targeted Value Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional VA U.S. Targeted Value Portfolio
Dimensional VIT Inflation Protected Securities Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional VIT Inflation Protected Securities Portfolio